Equity Investments at Fair Value Through OCI and Other Short-term Investments - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Dividends received	$ 2,122,826	$ 1,773,336	$ 2,605,333
Investments accounted for using equity method Koninklijke KPN [member]
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Other short-term investments	4,603,284	10,145,615
Changes in fair value of investment	(1,952,414)	883,408
Dividends received	2,119,668	1,742,242	$ 2,605,333
Equity and other short term investments [member] | Investments accounted for using equity method Koninklijke KPN [member]
Disclosure of equity investments at fair value through other comprehensive income and other short-term investments [line items]
Equity investments at fair value through OCI	$ 50,033,111	$ 37,572,410